SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2011
SEGMENTED INFORMATION
SEGMENTED INFORMATION

11.   SEGMENTED INFORMATION

  Agnico-Eagle operates in a single industry, namely exploration for and production of gold. The Company's primary operations are in Canada, Mexico and Finland. The Company identifies its reportable segments as those operations whose operating results are reviewed by the Chief Executive Officer and Chief Operating Officer, and that represent more than 10% of the combined revenue, profit or loss or total assets of all reported operating segments. The following are the reporting segments of the Company and reflect how the Company manages its business and how it classifies its operations for planning and measuring performance:

Canada:	LaRonde Mine, Lapa Mine, Goldex Mine, Meadowbank Mine, and the Regional Office
Europe:	Kittila Mine
Latin America:	Pinos Altos Mine and the Creston Mascota deposit at Pinos Altos
Exploration:	USA Exploration office, Europe Exploration office, Canada Exploration office, Meliadine Mine Project and the Latin America Exploration office

  The accounting policies of the reporting segments are the same as those described in the summary of significant accounting policies. There are no transactions between the reported segments affecting revenue. Production costs for the reported segments are net of intercompany transactions. The goodwill of $200.1 million on the Consolidated Balance Sheets relates to the Meliadine Mine Project that is a component of the Exploration segment.

  Corporate Head Office assets are included in the Canada category and specific corporate income and expense items are noted separately below.

  The Meadowbank Mine achieved commercial on production March 1, 2010. The Creston Mascota deposit at Pinos Altos achieved commercial production on March 1, 2011.

Three Months Ended June 30, 2011	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$298,143	$148,231	$45,870	$—	$1,383	$102,659
Europe	44,895	26,192	5,509	—	(76)	13,270
Latin America	90,653	38,331	7,856	—	772	43,694
Exploration	—	—	—	17,289	634	(17,923)

	$433,691	$212,754	$59,235	$17,289	$2,713	$141,700

Segment income						$141,700
Corporate and Other Income (Loss)
Interest and sundry income (loss)						(224)
Gain on sale of available-for-sale securities						420
Gain on derivative financial instruments						981
General and administrative expenses						(24,122)
Provincial capital tax						—
Interest expense						(13,989)

Income before income, mining and federal capital taxes						$104,766

Three Months Ended June 30, 2010	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$271,568	$130,228	$33,088	$—	$(13,836)	$122,088
Europe	34,725	17,937	6,176	—	(4,025)	14,637
Latin America	41,163	18,408	4,739	—	434	17,582
Exploration	—	—	—	12,955	—	(12,955)

	$347,456	$166,573	$44,003	$12,955	$(17,427)	$141,352

Segment income						$141,352
Corporate and Other Income (Loss)
Interest and sundry income						93
Gain on sale of available-for-sale securities						—
Gain on derivative financial instruments						6,395
General and administrative expenses						(23,240)
Provincial capital tax						(742)
Interest expense						(15,309)

Income before income, mining and federal capital taxes						$108,549

Six Months Ended June 30, 2011	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss	Segment Income (Loss)
Canada	$575,714	$287,391	$92,971	$—	$11,688	$183,664
Europe	101,226	54,692	12,777	—	3,787	29,970
Latin America	168,819	69,238	15,416	—	669	83,496
Exploration	—	—	—	34,267	634	(34,901)

	$845,759	$411,321	$121,164	$34,267	$16,778	$262,229

Segment income						$262,229
Corporate and Other Income (Loss)
Interest and sundry income						24
Gain on sale of available-for-sale securities						4,814
Gain on derivative financial instruments						2,332
General and administrative expenses						(59,274)
Provincial capital tax						—
Interest expense						(27,997)

Income before income, mining and federal capital taxes						$182,128

Six Months Ended June 30, 2010	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$448,183	$211,588	$53,449	$—	$(3,677)	$186,823
Europe	69,213	40,955	13,290	—	(4,687)	19,655
Latin America	67,643	32,257	7,767	—	(162)	27,781
Exploration	—	—	—	20,459	—	(20,459)

	$585,039	$284,800	$74,506	$20,459	$(8,526)	$213,800

Segment income						$213,800
Corporate and Other Income (Loss)
Interest and sundry income						153
Gain on sale of available-for-sale securities						346
Gain on derivative financial instruments						7,162
General and administrative expenses						(51,670)
Provincial capital tax						(155)
Interest expense						(19,813)

Income before income, mining and federal capital taxes						$149,823

	Total Assets as at
	June 30, 2011	December 31, 2010
Canada	$3,995,585	$4,172,997
Europe	717,718	679,258
Mexico	684,807	619,263
Exploration	243,546	28,833

	$5,641,656	$5,500,351